Retirement Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer contribution to profit sharing plan charged to expense	$ 32,000	$ 34,000
Director
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expense for retirement	29,000	32,000
Amount of deferred directors' fees	$ 1,100,000	$ 1,000,000
Deferred directors' fees credited	2.26%